Stockholders' Equity	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders’ Equity
6.	Stockholders’ Equity

Series A Preferred Stock

On October 14, 2015, the Company entered into a Securities Purchase Agreement (the “2015 SPA”) with NMM pursuant to which the Company sold to NMM, and NMM purchased from the Company, in a private offering of securities, 1,111,111 units, each unit consisting of one share of the Company’s Series A Preferred Stock and a stock purchase warrant (the “Series A Warrant”) to purchase one share of the Company’s common stock (“Common Stock”) at an exercise price of $9.00 per share. The Series A Preferred Stock has a liquidation preference in the amount of $9.00 per share plus any declared and unpaid dividends. The Series A Preferred Stock can be voted for the number of shares of Common Stock into which the Series A Preferred Stock could then be converted, which initially is one-for-one. The Series A Preferred Stock is convertible into Common Stock, at the option of NMM, at any time after issuance at an initial conversion rate of one-for-one, subject to adjustment in the event of stock dividends, stock splits and certain other similar transactions. The Series A Preferred Stock is mandatorily convertible not sooner than the earlier to occur of (i) the later of (x) January 31, 2017 or (y) 60 days after the date on which the Company files its quarterly report on Form 10-Q for the period ending September 30, 2016, or (ii) the date on which the Company receives the written, irrevocable decision of NMM not to require a redemption of the Series A Preferred Stock, if the Company receive aggregate gross proceeds of not less than $5,000,000 in one or more transactions for the sale of the Company’s equity or convertible securities (other than transactions with NMM). The Company has not received at least $5,000,000 in one or more transactions for the sale of its equity or convertible securities to parties other than NMM. The Series A Warrant may be exercised at any time after issuance and through October 14, 2020, for $9.00 per share, subject to adjustment in the event of stock dividends and stock splits. The Series A Warrant is not separately transferable from the Series A Preferred Stock. See Note 2 for information on the fair value of the Series A Warrant. The units sold to NMM under the 2015 SPA initially had a redemption feature, however, as part of the proposed Merger between NMM and the Company (see Note 10), NMM entered into a Consent and Waiver Agreement dated December 21, 2016 (the “NMM Waiver”), pursuant to which NMM has relinquished its right of redemption with respect to its shares of Series A Preferred Stock and Series A Warrants.

Series B Preferred Stock

On March 30, 2016, the Company entered into an additional Securities Purchase Agreement (the “2016 SPA”) with NMM pursuant to which the Company sold to NMM, and NMM purchased from the Company, in a private offering of securities, 555,555 units, each unit consisting of one share of the Company’s Series B Preferred Stock and a stock purchase warrant (the “Series B Warrant”) to purchase one share of Common Stock at an exercise price of $10.00 per share. NMM paid the Company an aggregate $4,999,995 for the units. The Series B Preferred Stock has a liquidation preference in the amount of $9.00 per share plus any declared and unpaid dividends. The Series B can be voted for the number of shares of Common Stock into which the Series B Preferred Stock could then be converted, which initially is one-for-one. The Series B Preferred Stock is convertible into Common Stock, (i) at the option of NMM or (ii) mandatorily at any time prior to and including March 30, 2021, if the Company receives aggregate gross proceeds of not less than $5,000,000 in one or more transactions for the sale of the Company’s equity or convertible securities (other than transactions with NMM), at an initial conversion rate of one-for-one, subject to adjustment in the event of stock dividends, stock splits and certain other similar transactions. The Company has not received at least $5,000,000 in one or more transactions for the sale of its equity or convertible securities to parties other than NMM. The Series B Warrant may be exercised at any time after issuance and through March 30, 2021, for $10.00 per share, subject to adjustment in the event of stock dividends and stock splits. The Series B Warrant is not separately transferable from the Series B Preferred Stock. See Note 2 for information on the fair value of the Series B Warrant.

Common Stock Issuance

During the three months ended June 30, 2017, the Company did not issue shares of Common Stock. The number of shares of Common Stock that are issued and outstanding as June 30, 2017 is 6,033,518.

Equity Incentive Plans

On December 15, 2015, the Company’s Board of Directors (the “Board”) approved the Company’s 2015 Equity Incentive Plan (the “2015 Plan”), pursuant to which 1,500,000 shares of Common Stock were reserved for issuance thereunder. In addition, shares that are subject to outstanding grants under the Company’s 2010 Equity Incentive Plan and 2013 Equity Incentive Plan but that ordinarily would have been restored to such plans reserve due to award forfeitures and terminations will roll into and become available for awards under the 2015 Plan. The 2015 Plan provides for awards, including incentive stock options, non-qualified options, restricted common stock, and stock appreciation rights. The 2015 Plan was approved by the Company’s stockholders at the 2016 Annual Meeting of Stockholders that was held on September 14, 2016. As of June 30, 2017, there were approximately 942,000 shares available for future grants under the 2015 Plan. As of June 30, 2017, there were no shares available for future grants under the 2010 and 2013 Equity Incentive Plans.

Options

On April 6, 2017, the Company granted stock options to employees and a director to purchase up to 80,000 shares of Common Stock. Two of the options expire on the 5th anniversary date from date of grant and have an exercise price of $10.18 per share. The remaining options expire on the 10th anniversary date from date of grant and have an exercise price of $9.25 per share. The fair value of the stock option of $572,000 was computed using the Black-Scholes option pricing model, using the following assumptions: expected term – 3-6 years; stock price $9.25 per share; volatility – 109.95% - 134.83%; risk-free interest rate – 1.53% - 2.09%; and zero annual rate of quarterly dividend. All of these stock options vest over a period of 24 months from date of grant.

Stock option activity for the three months ended June 30, 2017 is summarized below:

	Shares	Weighted Average Per Share Exercise Price	Weighted Average Remaining Life (Years)	Weighted Average Per Share Intrinsic Value
Balance, March 31, 2017	1,165,350	$4.24	6.64	$4.86
Granted	80,000	9.71	-	-
Exercised	-	-	-	-
Cancelled/expired	(32,222)	9.71	-	-
Balance, June 30, 2017	1,213,128	$4.42	6.61	$5.57
Vested, June 30, 2017	1,041,257	$4.04	6.18	$5.96

As of June 30, 2017, total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Company’s three Equity Incentive Plans was approximately $791,000 and the weighted-average period of years expected to recognize those costs was 1.71 years, which included stock options granted to our executive officers in April 2017 that have subsequently been deemed void and are currently planned to be cancelled without payment by the Company. None of such stock options have been exercised.

Stock-based compensation expense related to common stock option awards is recognized over their respective vesting periods and was included in the accompanying condensed consolidated statement of operations as follows:

	Three Months Ended June 30,
	2017	2016
Stock-based compensation expense:
Cost of services	$-	$1,227
General and administrative	223,566	246,490
	$223,566	$247,717

Warrants

Warrants consisted of the following for the three months ended June 30, 2017:

Weighted Average Per Share
	Intrinsic	Number of
	Value	Warrants
Outstanding at March 31, 2017	$4.68	1,970,166
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding at June 30, 2017	$6.41	1,970,166

		Weighted		Weighted
		Average		Average
Exercise Price Per	Warrants	Remaining	Warrants	Exercise Price Per
Share	Outstanding	Contractual Life	Exercisable	Share

$4.00-$5.00	188,500	0.60	188,500	4.47
$9.00-$10.00	1,781,666	3.30	1,781,666	9.37

$4.00-$10.00	1,970,166	3.03	1,970,166	$8.90

Authorized Stock

At June 30, 2017, the Company was authorized to issue up to 100,000,000 shares of Common Stock and 5,000,000 shares of its preferred stock.

The number of shares of Series A Preferred Stock and Series B Preferred Stock that are issued and outstanding as June 30, 2017 is 1,111,111 and 555,555, respectively. The number of shares of Common Stock that are issued and outstanding as June 30, 2017 is 6,033,518.

The Company is required to reserve and keep available out of the authorized but unissued shares of Common Stock such number of shares sufficient to affect the conversion of all outstanding preferred stock, the exercise of all outstanding warrants exercisable into shares of Common Stock, the conversion of all outstanding notes and accrued interest into shares of Common Stock, and shares granted and available for grant as stock options under the Company’s Equity Incentive Plans. The number of shares of Common Stock reserved for these purposes is as follows at June 30, 2017:

For warrants outstanding	1,970,166
For stock options outstanding	1,213,128
For debt outstanding and accrued interest	506,547
For preferred stock issued and outstanding	1,666,666

Total	5,356,507

9. Stockholders’ Equity

Preferred Stock – Series A

On October 14, 2015, Company entered into an agreement (the “Agreement”) with NMM pursuant to which the Company sold to NMM, and NMM purchased from the Company, in a private offering of securities, 1,111,111 units, each unit consisting of one share of the Company’s Preferred Stock (the “Series A”) and a stock purchase warrant to purchase one share of the Company’s common stock at an exercise price of $9.00 per share. NMM paid the Company an aggregate $10,000,000 for the units, the proceeds of which were used by the Company primarily to repay certain outstanding indebtedness owed by the Company to NNA and the balance for working capital.

The Series A has a liquidation preference in the amount of $9.00 per share plus any declared and unpaid dividends. The Preferred Stock can be voted for the number of shares of Common Stock into which the Series A could then be converted, which initially is one-for-one. The Series A is convertible into Common Stock, at the option of NMM, at any time after issuance at an initial conversion rate of one-for-one, subject to adjustment in the event of stock dividends, stock splits and certain other similar transactions.

At any time prior to conversion and through the Redemption Expiration Date (as described below), the Series A was able to be redeemed at the option of NMM, on one occasion, in the event that the Company’s net revenues for the four quarters ending September 30, 2016, as reported in its periodic filings under the Securities Exchange Act of 1934, as amended, were less than $60,000,000. In such event, the Company had up to one year from the date of the notice of redemption by NMM to redeem the Series A Preferred Stock, the NMM Warrant and any shares of common stock issued in connection with the exercise of any portion of the NMM Warrant theretofore (collectively the “Redeemed Securities”), for the aggregate price paid therefore by NMM, together with interest at a rate of 10% per annum from the date of the notice of redemption until the closing of the redemption. Any mandatory conversion described previously would not take place until such time as it was determined that that conditions for the redemption of the Redeemed Securities have not been satisfied or, if such conditions exist, NMM decided not to have such securities redeemed. As the redemption feature was not within the control of the Company, the Series A Preferred Stock did not qualify as permanent equity and was classified as mezzanine or temporary equity. The Company did not attain the $60,000,000 net revenues milestone noted above by September 30, 2016. Accordingly, the Series A were subject to redemption for $10,000,000. However, as part of the proposed Merger between NMM and the Company (see Note 10), NMM entered into a Consent and Waiver Agreement dated December 21, 2016 (the “NMM Waiver”), pursuant to which NMM has relinquished its right of redemption of the Series A Preferred Stock and the related common stock warrants. As a result of the NMM Waiver on December 21, 2016, the mezzanine equity was reclassified to permanent equity at its carrying amount of $7,077,778.

The common stock warrants may be exercised at any time after issuance and through October 14, 2020, for $9.00 per share, subject to adjustment in the event of stock dividends and stock splits. The warrants are not separately transferable from the Preferred Stock. The warrants were also subject to redemption in the event the Preferred Stock was redeemed by NMM, as described above. Accordingly, the Company previously accounted for such warrants as liabilities and has marked such liability to its fair value at March 31, 2016. The Company determined the fair value of the warrant liability to be $2,922,222 at inception which was estimated using the Monte Carlo valuation model (see Note 2) with the value of the Series A being the residual value of $7,077,778. As a result of the NMM Waiver, the fair value of the warrant at December 21, 2016 of $1,177,778 (see Note 2) was reclassified from liability to equity.

Without the written consent of NMM, between the Closing Date and the nine-month anniversary of the Closing Date, the Company shall not acquire, sell all or substantially all of its assets to, effect a change of control, or merge, combine or consolidate with, any other Person engaged in the business of being a MSO, ACO or IPA, or enter into any agreement with respect to any of the foregoing.

Preferred Stock – Series B

On March 30, 2016, Company entered into an agreement with NMM pursuant to which the Company sold to NMM, and NMM purchased from the Company, in a private offering of securities, 555,555 units, each Unit consisting of one share of the Company’s Series B Preferred Stock (“Series B”) and a warrant to purchase one share of the Company’s common stock at an exercise price of $10.00 per share. NMM paid the Company an aggregate $4,999,995 for the units. The proceeds were allocated to each Series B units and Series B warrants based upon their relative fair values in the amount of $3,884,745 and $1,115,250, respectively, as each class of securities met the requirements for permanent equity classification. The estimated fair value of the units was estimated using a Black-Scholes equity allocation option pricing method. The Company used a comparable company lookback volatility rate of 65.8%, and a risk-free rate of 1.2% - commensurate with the expected term of 5-years. In valuing the Series B warrants, the Company used a comparable company lookback volatility rate of 65.8%, and a risk-free rate of 1.2% - commensurate with the expected term of 5-years.

The Preferred Stock has a liquidation preference in the amount of $9.00 per share plus any declared and unpaid dividends. The Series B can be voted for the number of shares of Common Stock into which the Preferred Stock could then be converted, which initially is one-for-one. The Preferred Stock is convertible into Common Stock, at the option of NMM or mandatorily at any time prior to and including March 31, 2017, if the Company receives aggregate gross proceeds of not less than $5,000,000 in one or more transactions (other than transactions with NMM), at an initial conversion rate of one-for-one, subject to adjustment in the event of stock dividends, stock splits and certain other similar transactions.

The warrants may be exercised at any time after issuance and through March 30, 2021, for $10.00 per share, subject to adjustment in the event of stock dividends and stock splits.

Equity Incentive Plans

The Company’s 2010 Equity Incentive Plan (the “2010 Plan”) allowed the Board to grant up to 500,000 shares of the Company’s common stock, and provided for awards including incentive stock options, non-qualified options, restricted common stock, and stock appreciation rights. As of March 31, 2017, there were no shares available for grant.

On April 29, 2013 the Company’s Board of Directors approved the Company’s 2013 Equity Incentive Plan (the “2013 Plan”), pursuant to which 500,000 shares of the Company’s common stock were reserved for issuance thereunder. The Company received approval of the 2013 Plan from the Company’s stockholders on May 19, 2013. The Company issues new shares to satisfy stock option and warrant exercises under the 2013 Plan. As of March 31, 2017 there were no shares available for future grants under the 2013 Plan.

On December 15, 2015, the Company’s Board of Directors approved the Company’s 2015 Equity Incentive Plan (the “2015 Plan”), pursuant to which 1,500,000 shares of the Company’s common stock were reserved for issuance thereunder. In addition, shares that are subject to outstanding grants under the Company’s 2010 Plan and 2013 Plan but that ordinarily would have been restored to such plans reserve due to award forfeitures and terminations will roll into and become available for awards under the 2015 Plan. The 2015 Plan provides for awards, including incentive stock options, non-qualified options, restricted common stock, and stock appreciation rights. The 2015 Plan was subject to approval by the Company’s stockholders, which approval was obtained at the 2016 Annual Meeting of Stockholders that was held on September 14, 2016. As of March 31, 2017, there were approximately 1,023,600 shares available for future grants under the 2015 Plan.

Share Issuances

On November 17, 2015, the Company entered into the Conversion Agreement with NNA, Dr. Warren Hosseinion and Dr. Adrian Vazquez. Pursuant to the Conversion Agreement, the Company agreed to issue 275,000 shares of common stock and to pay accrued and unpaid interest of $47,112, to NNA in full satisfaction of NNA’s conversion and other rights under the 8% Convertible Note dated March 28, 2014, issued by NNA, in the principal amount of $2,000,000. Pursuant to the Conversion Agreement, the Company also agreed to issue a total of 325,000 shares of the Company’s Common Stock to NNA in exchange for all Warrants held by NNA, under which NNA had the right to purchase 300,000 shares of the Company’s Common Stock at an exercise price of $10 per share and 200,000 shares at an exercise price of $20 per share, in each case subject to anti-dilution adjustments. On the date of conversion, the fair value of the 600,000 shares of common stock was based on the market price of the stock of $6.00 per share, less a 15% discount for marketability or $3,060,000 at $5.10 per share. The fair value of all the existing warrants held by NNA and of the conversion feature liability, converted in exchange for the 600,000 shares of common stock, was $1,624,029 and $482,904, respectively. These amounts together with the carrying amount of the 8% convertible note and accrued interest of approximately $1,124,000 resulted in a gain of approximately $171,000 which is included as an off-set in the net loss on debt extinguishment of approximately $266,000 in the consolidated statement of operations (see Note 7).

In January 2016, the Company formed Apollo Care Connect, Inc. which acquired certain technology and other assets of Healarium, Inc., which provides us with a population health management platform that includes digital care plans, a case management module, connectivity with multiple healthcare tracking devices and the ability to integrate with multiple electronic health records to capture clinical data. The Company issued 275,000 shares of its common stock with a fair value of $1,512,500 in exchange for the acquired assets and the seller paid the Company $200,000.

On February 15, 2016, the Company issued an aggregate 138,463 shares of Common Stock upon the conversion by certain holders of the principal and accrued interest of the 9% Notes prior to their maturity on February 15, 2016 in the amount $553,851.

During the year ended March 31, 2017, the Company issued 150,000 shares of common stock and received approximately $172,000 from the exercise of certain warrants at an exercise price of $1.1485 per share.

A summary of the Company’s restricted stock issued to employees, directors and consultants with a right of repurchase of unlapsed or unvested shares is as follows:

Weighted-Average Remaining
	Vesting Life		Weighted-Average Per Share
Grant Date
	Shares	(In Years)	Intrinsic Value	Fair Value

Unvested or unlapsed shares at April 1, 2015	12,222	0.3	$0.50	$4.10
Granted	-	-	-	-
Vested/lapsed	(12,222)	-	-	-
Forfeited	-	-	-	-

Unvested or unlapsed shares at March 31, 2016 and 2017	-	-	-	-

Options

During January and February 2016, the Company issued options to purchase an aggregate of 374,150 shares of the Company’s common stock to certain employees and consultants. The options have exercise prices ranging from $5.79 - $6.37 and vesting terms between immediate through three years. See below for assumptions used to determine the grant date fair value of the stock options using the Black-Scholes Option Pricing Model.

During the year ended March 31, 2017, the Company issued options to purchase an aggregate of 149,200 shares of the Company’s common stock to certain employees, directors and consultants. The options have exercise prices ranging from $4.50 - $6.00 and vesting terms between six months through three years. See below for assumptions used to determine the grant date fair value of the stock options using the Black-Scholes Option Pricing Model.

The following table presents details of the assumptions used to calculate the weighted-average grant date fair value of common stock options granted by the Company:

	Years Ended
	March 31,	March 31,
	2017	2016
Expected term (in years)	4.6 – 6.0	6.0
Expected volatility	126.42 -136.04%	133%
Risk-free interest rate	0.75 – 1.06%	1.31 – 1.94%
Expected dividends	$-	$-
Weighted-average grant date fair value per share	$3.92	$4.75

Stock option activity is summarized below:

		Weighted-Average	Weighted-Average	Weighted-Average
		Per Share	Remaining Life	Per Share
	Option Shares	Exercise Price	(Years)	Intrinsic Value

Balance, April 1, 2015	776,500	$4.69	7.40	$1.50
Granted	374,150	5.97	-	-
Cancelled/expired	(86,500)	2.63	-	-
Exercised	-	-	-	-

Balance, March 31, 2016	1,064,150	$4.27	7.94	$2.27
Granted	149,200	4.78	-	-
Cancelled/expired	(48,000)	6.75	-	-
Exercised	-	-	-	-

Balance, March 31, 2017	1,165,350	$4.24	6.64	$4.86

Vested and exercisable, March 31, 2017	1,028,043	$4.07	6.36	$5.25

ApolloMed ACO 2012 Equity Incentive Plan

On October 18, 2012 ApolloMed ACO’s Board of Directors adopted the ApolloMed Accountable Care Organization, Inc. 2012 Equity Incentive Plan (the “ACO Plan”) and reserved 9,000,000 shares of ApolloMed ACO’s common stock for issuance thereunder. The purpose of the ACO Plan is to encourage selected employees, directors, consultants and advisers to improve operations and increase the profitability of ApolloMed ACO and encourage selected employees, directors, consultants and advisers to accept or continue employment or association with ApolloMed ACO.

The following table summarizes the restricted stock award in the ACO Plan:

		Weighted-Average	Weighted-Average
		Remaining	Per Share Fair
		Vesting Life	Value
	Shares	(Years)

Balance, April 1, 2015	3,752,000	0.8	$0.03
Granted	184,000	-	0.77
Released	(183,996)	-	0.03

Balance, March 31, 2016	3,752,004	-	0.07
Granted	-	-	-
Released	(32,000)	-	-

Balance, March 31, 2017	3,720,004	-	$0.07

Vested and exercisable, end of year	3,720,004	-	$0.07

Awards of restricted stock under the ACO Plan vest (i) one-third on the date of grant; (ii) one-third on the first anniversary of the date of grant, if the grantee has remained in service continuously until that date; and (iii) one-third on the second anniversary of the date of grant if the grantee has remained in service continuously until that date.

As of March 31, 2017, total unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Company’s 2010, 2013 and 2015 Equity Plans, are as follows:

Common stock options	$435,739

The weighted-average period of years expected to recognize these compensation costs is 1.53 years.

Stock-based compensation expense related to common stock and common stock option awards is recognized over their respective vesting periods and was included in the accompanying consolidated statement of operations as follows:

	For The Years Ended
	March 31,
	2017	2016

Stock-based compensation expense:
Cost of services	$4,906	$4,959
General and administrative	1,101,548	1,099,017

	$1,106,454	$1,103,976

Warrants

Warrants consisted of the following:

	Weighted-Average
	Per Share	Number of
	Intrinsic Value	Warrants

Outstanding at April 1, 2015	$0.46	914,500
Granted	-	1,676,666
Exercised	-	(500,000)
Cancelled	-	-

Outstanding at March 31, 2016	3.12	2,091,166
Granted	-	29,000
Exercised	4.87	(150,000)
Cancelled	-	-

Outstanding at March 31, 2017	$4.68	1,970,166

		Weighted		Weighted
		Average		Average
Exercise Price Per	Warrants	Remaining	Warrants	Exercise Price Per
Share	Outstanding	Contractual Life	Exercisable	Share

$4.00-$5.00	188,500	0.85	169,500	$4.47
$9.00-$10.00	1,781,666	3.54	1,781,666	9.37

$1.15-$10.00	1,970,166	3.28	1,951,166	$8.90

On October 15, 2015, in connection with the NMM financing the Company issued a 5 year stock warrant to purchase up to 1,111,111 shares of common stock at an exercise price of $9.00 per share.

On March 30, 2016, in connection with the NMM financing the Company issued a 5 year stock warrant to purchase up to 555,555 shares of common stock at an exercise price of $10.00 per share.

Authorized Stock

At March 31, 2017 the Company was authorized to issue up to 100,000,000 shares of common stock. The Company is required to reserve and keep available out of the authorized but unissued shares of common stock such number of shares sufficient to effect the conversion of all outstanding preferred stock, the exercise of all outstanding warrants exercisable into shares of common stock, and shares granted and available for grant under the Company’s stock option plans. The amount of shares of common stock reserved for these purposes is as follows at March 31, 2017:

Common stock issued and outstanding	6,033,518
Warrants outstanding	1,970,166
Stock options outstanding	1,165,350
Shares issuable upon conversion of convertible note	499,000
Preferred stock	1,666,666

11,334,700